INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENTS [Abstract]
Summary of the fair values of the assets and liabilities acquired
The following is a summary of the fair values of the assets and liabilities:
Amounts in $ million	Scandic As of January 10, 2013
ASSETS
Cash and cash equivalents	0.4
Assets held for sale	6.6
Other current assets	2.4
Furniture, fixture and equipment	1.0
Other non-current assets	0.2
Total assets acquired	10.6
LIABILITIES
Accounts payable	0.2
Tax payable	0.2
Other current liabilities	0.9
Total liabilities assumed	1.3
Net assets acquired	9.3
Cash consideration	8.0
Common shares issued	18.1
Payable to seller	7.2
Total consideration	33.3
Net assets acquired	9.3
Difference	24.0
Settlement loss	5.0
Net Goodwill recognized	19.0